SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks
Aerospace & Defense — 1.2%
HEICO Corp. (Class A Stock)	30,723	$ 2,989,655
Auto Components — 0.6%
Aptiv PLC	17,820	1,557,824
Banks — 1.6%
East West Bancorp, Inc.	42,505	1,882,547
First Republic Bank	23,756	2,297,205
		4,179,752
Biotechnology — 3.2%
Agios Pharmaceuticals, Inc.*(a)	16,008	518,659
Alnylam Pharmaceuticals, Inc.*	12,454	1,001,551
BioMarin Pharmaceutical, Inc.*	9,831	662,609
Exact Sciences Corp.*	28,310	2,558,375
Exelixis, Inc.*	78,528	1,388,767
Intercept Pharmaceuticals, Inc.*(a)	10,694	709,654
Sage Therapeutics, Inc.*(a)	10,344	1,451,160
		8,290,775
Building Products — 1.6%
Fortune Brands Home & Security, Inc.	44,690	2,444,543
Lennox International, Inc.(a)	6,687	1,624,740
		4,069,283
Capital Markets — 3.5%
MSCI, Inc.	10,025	2,182,944
Nasdaq, Inc.	22,602	2,245,508
S&P Global, Inc.	11,712	2,869,206
TD Ameritrade Holding Corp.	35,904	1,676,717
		8,974,375
Commercial Services & Supplies — 3.7%
Copart, Inc.*	49,544	3,979,870
Waste Connections, Inc.	60,368	5,553,856
		9,533,726
Communications Equipment — 1.0%
Arista Networks, Inc.*	10,973	2,621,669
Construction Materials — 1.8%
Vulcan Materials Co.	30,116	4,554,744
Containers & Packaging — 3.0%
Avery Dennison Corp.	29,018	3,295,574
Ball Corp.	61,181	4,454,589
		7,750,163
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc.*	16,523	2,519,758
Electrical Equipment — 2.2%
AMETEK, Inc.	36,427	3,344,727
Generac Holdings, Inc.*	27,270	2,136,332
		5,481,059
Electronic Equipment, Instruments & Components — 5.4%
Amphenol Corp. (Class A Stock)	39,522	3,813,873
Corning, Inc.	49,437	1,409,943
FLIR Systems, Inc.	31,600	1,661,844
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Keysight Technologies, Inc.*	38,685	$ 3,762,116
Zebra Technologies Corp. (Class A Stock)*	15,750	3,250,328
		13,898,104
Entertainment — 2.8%
Spotify Technology SA*	21,706	2,474,484
Take-Two Interactive Software, Inc.*	36,498	4,574,659
		7,049,143
Health Care Equipment & Supplies — 3.6%
DexCom, Inc.*	18,810	2,807,204
Insulet Corp.*(a)	20,708	3,415,371
ResMed, Inc.	22,065	2,981,202
		9,203,777
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.*(a)	38,375	1,192,695
Centene Corp.*	34,551	1,494,676
WellCare Health Plans, Inc.*	12,295	3,186,495
		5,873,866
Health Care Technology — 2.4%
Teladoc Health, Inc.*(a)	45,413	3,075,369
Veeva Systems, Inc. (Class A Stock)*	19,899	3,038,378
		6,113,747
Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill, Inc.*	1,467	1,232,970
Hilton Worldwide Holdings, Inc.	36,704	3,417,509
Red Rock Resorts, Inc. (Class A Stock)(a)	67,498	1,370,547
		6,021,026
Household Durables — 1.5%
Garmin Ltd.	15,404	1,304,565
NVR, Inc.*	668	2,483,190
		3,787,755
Insurance — 0.9%
Progressive Corp. (The)	30,181	2,331,482
Internet & Direct Marketing Retail — 0.6%
Wayfair, Inc. (Class A Stock)*(a)	13,636	1,528,868
IT Services — 9.9%
Black Knight, Inc.*	21,508	1,313,278
Booz Allen Hamilton Holding Corp.	58,844	4,179,101
Fidelity National Information Services, Inc.	8,918	1,183,954
Fiserv, Inc.*	64,706	6,702,894
Global Payments, Inc.	43,014	6,839,226
Okta, Inc.*	18,836	1,854,593
Shopify, Inc. (Canada) (Class A Stock)*	5,998	1,869,337
Square, Inc. (Class A Stock)*(a)	23,078	1,429,682
		25,372,065
Life Sciences Tools & Services — 0.5%
Illumina, Inc.*	4,505	1,370,511
A1

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery — 4.0%
Ingersoll-Rand PLC	34,178	$ 4,211,071
Nordson Corp.	13,796	2,017,803
Parker-Hannifin Corp.	7,727	1,395,574
Stanley Black & Decker, Inc.	18,435	2,662,198
		10,286,646
Media — 0.6%
New York Times Co. (The) (Class A Stock)(a)	51,344	1,462,277
Multiline Retail — 1.0%
Dollar General Corp.	16,421	2,609,954
Oil, Gas & Consumable Fuels — 0.5%
Concho Resources, Inc.	16,610	1,127,819
Pharmaceuticals — 2.2%
Catalent, Inc.*	27,467	1,309,077
Elanco Animal Health, Inc.*	64,258	1,708,620
Jazz Pharmaceuticals PLC*	20,523	2,629,818
		5,647,515
Professional Services — 4.2%
CoStar Group, Inc.*	4,423	2,623,724
FTI Consulting, Inc.*	14,500	1,536,855
IHS Markit Ltd.*	50,518	3,378,644
Verisk Analytics, Inc.	20,667	3,268,279
		10,807,502
Real Estate Management & Development — 1.3%
CBRE Group, Inc. (Class A Stock)*	60,690	3,217,177
Road & Rail — 1.3%
Lyft, Inc. (Class A Stock)*(a)	21,395	873,772
Old Dominion Freight Line, Inc.	14,754	2,507,737
		3,381,509
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.*(a)	166,216	4,818,602
KLA Corp.	17,211	2,744,294
Lam Research Corp.	16,306	3,768,479
Marvell Technology Group Ltd.	109,256	2,728,122
Microchip Technology, Inc.(a)	19,014	1,766,591
Xilinx, Inc.	32,921	3,157,124
		18,983,212
Software — 10.4%
Autodesk, Inc.*	8,320	1,228,864
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	12,760	744,036
Fair Isaac Corp.*	5,393	1,636,883
Intuit, Inc.	9,269	2,464,998
Palo Alto Networks, Inc.*	9,299	1,895,415
Paycom Software, Inc.*	9,573	2,005,448
Proofpoint, Inc.*	19,729	2,546,027
ServiceNow, Inc.*	9,671	2,454,983
Slack Technologies, Inc. (Class A Stock)*(a)	23,974	568,903
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Splunk, Inc.*	19,846	$ 2,339,049
Synopsys, Inc.*	33,029	4,533,230
Trade Desk, Inc. (The) (Class A Stock)*(a)	11,225	2,105,249
Zendesk, Inc.*	16,887	1,230,725
Zscaler, Inc.*(a)	19,480	920,625
		26,674,435
Specialty Retail — 7.2%
American Eagle Outfitters, Inc.	48,411	785,226
Burlington Stores, Inc.*	7,931	1,584,772
National Vision Holdings, Inc.*(a)	58,965	1,419,288
O’Reilly Automotive, Inc.*	17,245	6,872,305
Ross Stores, Inc.	41,056	4,510,002
Tractor Supply Co.	35,354	3,197,416
		18,369,009
Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica, Inc.*	18,982	3,654,604

Total Long-Term Investments (cost $205,512,883)		251,294,786
Short-Term Investments — 11.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	5,154,894	5,154,894
PGIM Institutional Money Market Fund (cost $23,831,555; includes $23,777,592 of cash collateral for securities on loan)(b)(w)	23,828,020	23,830,403

Total Short-Term Investments (cost $28,986,449)		28,985,297

TOTAL INVESTMENTS—109.5% (cost $234,499,332)		280,280,083

Liabilities in excess of other assets — (9.5)%		(24,420,870)

Net Assets — 100.0%		$ 255,859,213

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,463,274; cash collateral of $23,777,592 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2